Distribution Date:	06/17/22	Wells Fargo Commercial Mortgage Trust 2017-C41
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C41

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway,	Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001AAZ9	2.279000%	30,952,000.00	426,219.44	426,219.44	809.46	0.00	0.00	427,028.90	0.00	0.00%	30.00%
A-2	95001ABA3	2.590000%	14,675,000.00	14,675,000.00	249,087.45	31,673.54	0.00	0.00	280,760.99	14,425,912.55	30.13%	30.00%
A-3	95001ABC9	3.210000%	215,000,000.00	215,000,000.00	0.00	575,125.00	0.00	0.00	575,125.00	215,000,000.00	30.13%	30.00%
A-SB	95001ABB1	3.390000%	44,401,000.00	44,401,000.00	0.00	125,432.83	0.00	0.00	125,432.83	44,401,000.00	30.13%	30.00%
A-4	95001ABD7	3.472000%	245,117,000.00	245,117,000.00	0.00	709,205.19	0.00	0.00	709,205.19	245,117,000.00	30.13%	30.00%
A-S	95001ABG0	3.785000%	69,751,000.00	69,751,000.00	0.00	220,006.28	0.00	0.00	220,006.28	69,751,000.00	20.74%	21.13%
B	95001ABH8	4.188000%	38,313,000.00	38,313,000.00	0.00	133,712.37	0.00	0.00	133,712.37	38,313,000.00	15.59%	16.25%
C	95001ABJ4	4.640887%	32,420,000.00	32,420,000.00	0.00	125,381.31	0.00	0.00	125,381.31	32,420,000.00	11.22%	12.13%
D	95001AAD8	2.600000%	12,771,000.00	12,771,000.00	0.00	27,670.50	0.00	0.00	27,670.50	12,771,000.00	9.50%	10.50%
E-RR	95001AAH9	4.640887%	22,595,000.00	22,595,000.00	0.00	87,384.04	0.00	0.00	87,384.04	22,595,000.00	6.46%	7.63%
F-RR	95001AAL0	4.640887%	13,754,000.00	13,754,000.00	0.00	53,192.30	0.00	0.00	53,192.30	13,754,000.00	4.61%	5.88%
G-RR	95001AAP1	4.640887%	12,771,000.00	12,771,000.00	0.00	49,390.64	0.00	0.00	49,390.64	12,771,000.00	2.89%	4.25%
H-RR*	95001AAS5	4.640887%	33,402,177.00	21,452,485.53	0.00	70,007.57	0.00	0.00	70,007.57	21,452,485.53	0.00%	0.00%
V	95001AAV8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001AAX4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			785,922,177.00	743,446,704.97	675,306.89	2,208,991.03	0.00	0.00	2,884,297.92	742,771,398.08

X-A	95001ABE5	1.310188%	550,145,000.00	519,619,219.44	0.00	567,332.55	0.00	0.00	567,332.55	518,943,912.55
X-B	95001ABF2	0.548464%	140,484,000.00	140,484,000.00	0.00	64,208.73	0.00	0.00	64,208.73	140,484,000.00
X-D	95001AAA4	2.040887%	12,771,000.00	12,771,000.00	0.00	21,720.14	0.00	0.00	21,720.14	12,771,000.00
Notional SubTotal			703,400,000.00	672,874,219.44	0.00	653,261.42	0.00	0.00	653,261.42	672,198,912.55

Deal Distribution Total					675,306.89	2,862,252.45	0.00	0.00	3,537,559.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001AAZ9	13.77033600	13.77033600	0.02615211	0.00000000	0.00000000	0.00000000	0.00000000	13.79648811	0.00000000
A-2	95001ABA3	1,000.00000000	16.97359114	2.15833322	0.00000000	0.00000000	0.00000000	0.00000000	19.13192436	983.02640886
A-3	95001ABC9	1,000.00000000	0.00000000	2.67500000	0.00000000	0.00000000	0.00000000	0.00000000	2.67500000	1,000.00000000
A-SB	95001ABB1	1,000.00000000	0.00000000	2.82500011	0.00000000	0.00000000	0.00000000	0.00000000	2.82500011	1,000.00000000
A-4	95001ABD7	1,000.00000000	0.00000000	2.89333335	0.00000000	0.00000000	0.00000000	0.00000000	2.89333335	1,000.00000000
A-S	95001ABG0	1,000.00000000	0.00000000	3.15416668	0.00000000	0.00000000	0.00000000	0.00000000	3.15416668	1,000.00000000
B	95001ABH8	1,000.00000000	0.00000000	3.49000000	0.00000000	0.00000000	0.00000000	0.00000000	3.49000000	1,000.00000000
C	95001ABJ4	1,000.00000000	0.00000000	3.86740623	0.00000000	0.00000000	0.00000000	0.00000000	3.86740623	1,000.00000000
D	95001AAD8	1,000.00000000	0.00000000	2.16666667	0.00000000	0.00000000	0.00000000	0.00000000	2.16666667	1,000.00000000
E-RR	95001AAH9	1,000.00000000	0.00000000	3.86740606	0.00000000	0.00000000	0.00000000	0.00000000	3.86740606	1,000.00000000
F-RR	95001AAL0	1,000.00000000	0.00000000	3.86740585	0.00000000	0.00000000	0.00000000	0.00000000	3.86740585	1,000.00000000
G-RR	95001AAP1	1,000.00000000	0.00000000	3.86740584	0.00000000	0.00000000	0.00000000	0.00000000	3.86740584	1,000.00000000
H-RR	95001AAS5	642.24812443	0.00000000	2.09589842	0.38793579	10.82166531	0.00000000	0.00000000	2.09589842	642.24812443
V	95001AAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001AAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001ABE5	944.51320914	0.00000000	1.03124185	0.00000000	0.00000000	0.00000000	0.00000000	1.03124185	943.28570204
X-B	95001ABF2	1,000.00000000	0.00000000	0.45705369	0.00000000	0.00000000	0.00000000	0.00000000	0.45705369	1,000.00000000
X-D	95001AAA4	1,000.00000000	0.00000000	1.70073917	0.00000000	0.00000000	0.00000000	0.00000000	1.70073917	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/22 - 05/30/22	30	0.00	809.46	0.00	809.46	0.00	0.00	0.00	809.46	0.00
A-2	05/01/22 - 05/30/22	30	0.00	31,673.54	0.00	31,673.54	0.00	0.00	0.00	31,673.54	0.00
A-3	05/01/22 - 05/30/22	30	0.00	575,125.00	0.00	575,125.00	0.00	0.00	0.00	575,125.00	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	125,432.83	0.00	125,432.83	0.00	0.00	0.00	125,432.83	0.00
A-4	05/01/22 - 05/30/22	30	0.00	709,205.19	0.00	709,205.19	0.00	0.00	0.00	709,205.19	0.00
A-S	05/01/22 - 05/30/22	30	0.00	220,006.28	0.00	220,006.28	0.00	0.00	0.00	220,006.28	0.00
X-A	05/01/22 - 05/30/22	30	0.00	567,332.55	0.00	567,332.55	0.00	0.00	0.00	567,332.55	0.00
X-B	05/01/22 - 05/30/22	30	0.00	64,208.73	0.00	64,208.73	0.00	0.00	0.00	64,208.73	0.00
X-D	05/01/22 - 05/30/22	30	0.00	21,720.14	0.00	21,720.14	0.00	0.00	0.00	21,720.14	0.00
B	05/01/22 - 05/30/22	30	0.00	133,712.37	0.00	133,712.37	0.00	0.00	0.00	133,712.37	0.00
C	05/01/22 - 05/30/22	30	0.00	125,381.31	0.00	125,381.31	0.00	0.00	0.00	125,381.31	0.00
D	05/01/22 - 05/30/22	30	0.00	27,670.50	0.00	27,670.50	0.00	0.00	0.00	27,670.50	0.00
E-RR	05/01/22 - 05/30/22	30	0.00	87,384.04	0.00	87,384.04	0.00	0.00	0.00	87,384.04	0.00
F-RR	05/01/22 - 05/30/22	30	0.00	53,192.30	0.00	53,192.30	0.00	0.00	0.00	53,192.30	0.00
G-RR	05/01/22 - 05/30/22	30	0.00	49,390.64	0.00	49,390.64	0.00	0.00	0.00	49,390.64	0.00
H-RR	05/01/22 - 05/30/22	30	347,166.65	82,965.47	0.00	82,965.47	12,957.90	0.00	0.00	70,007.57	361,467.18
Totals			347,166.65	2,875,210.35	0.00	2,875,210.35	12,957.90	0.00	0.00	2,862,252.45	361,467.18

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	Additional Information
Total Available Distribution Amount (1)	3,537,559.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,888,400.46	Master Servicing Fee	6,585.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,215.64
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	320.10
ARD Interest	0.00	Operating Advisor Fee	594.10
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	185.66
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,888,400.46	Total Fees	13,190.76

Principal		Expenses/Reimbursements
Scheduled Principal	675,306.89	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,813.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,144.86
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	675,306.89	Total Expenses/Reimbursements	12,957.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,862,252.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	675,306.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,537,559.34
Total Funds Collected	3,563,707.35	Total Funds Distributed	3,563,708.00

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	743,446,704.97	743,446,704.97	Beginning Certificate Balance	743,446,704.97
(-) Scheduled Principal Collections	675,306.89	675,306.89	(-) Principal Distributions	675,306.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	742,771,398.08	742,771,398.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	743,762,069.55	743,762,069.55	Ending Certificate Balance	742,771,398.08
Ending Actual Collateral Balance	743,115,542.21	743,115,542.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	56,247,302.96	7.57%	65	4.4844	NAP	Defeased	3	56,247,302.96	7.57%	65	4.4844	NAP
3,000,000 or less	3	5,263,978.30	0.71%	62	4.2006	2.541185	1.30 or less	10	186,259,548.12	25.08%	62	4.9481	0.665272
3,000,001 to 4,000,000	2	7,366,968.22	0.99%	64	4.9029	2.649884	1.31 to 1.40	4	92,886,293.57	12.51%	63	4.3830	1.368214
4,000,001 to 5,000,000	2	9,218,574.20	1.24%	64	4.6154	1.464339	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	2	10,612,446.62	1.43%	62	4.7827	1.930146	1.51 to 1.75	6	70,395,869.36	9.48%	64	4.5985	1.642306
6,000,001 to 7,000,000	3	20,442,261.74	2.75%	64	4.1776	2.479585	1.76 to 2.00	9	119,799,179.75	16.13%	64	4.4545	1.915725
7,000,001 to 8,000,000	3	22,665,383.01	3.05%	64	4.5409	2.180732	2.01 to 2.25	4	36,472,945.17	4.91%	64	4.5574	2.132512
8,000,001 to 9,000,000	4	33,914,372.38	4.57%	64	4.2889	1.926496	2.26 to 2.50	5	55,475,000.00	7.47%	64	4.0317	2.360671
9,000,001 to 10,000,000	3	28,893,498.20	3.89%	64	3.8926	2.292590	2.51 to 2.75	3	40,461,917.78	5.45%	65	4.3748	2.599848
10,000,001 to 15,000,000	9	110,218,324.64	14.84%	64	4.4961	1.913892	2.76 to 3.00	4	46,838,825.26	6.31%	65	4.0787	2.836225
15,000,001 to 20,000,000	8	145,186,579.03	19.55%	64	4.8402	1.476108	3.01 or greater	4	37,934,516.11	5.11%	63	4.0821	3.654776
20,000,001 to 30,000,000	6	138,300,132.64	18.62%	65	4.4392	1.915107	Totals	52	742,771,398.08	100.00%	64	4.5117	1.701962
30,000,001 or greater	4	154,441,576.14	20.79%	62	4.4605	1.248661
Totals	52	742,771,398.08	100.00%	64	4.5117	1.701962
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	23	56,247,302.96	7.57%	65	4.4844	NAP
							Defeased	23	56,247,302.96	7.57%	65	4.4844	NAP
Alabama	1	17,727,308.32	2.39%	65	5.2910	1.251400
							Industrial	12	84,019,979.05	11.31%	64	4.1532	2.726556
Arizona	3	11,016,202.15	1.48%	64	4.2945	2.396593
							Lodging	8	135,240,248.89	18.21%	62	4.9501	1.060592
California	16	191,199,647.99	25.74%	62	4.4300	1.903805
							Mixed Use	6	110,539,245.20	14.88%	64	4.4213	1.341660
Florida	1	16,975,000.00	2.29%	63	4.4100	2.262600
							Multi-Family	1	13,500,000.00	1.82%	65	4.8200	1.655700
Georgia	6	29,371,103.33	3.95%	65	4.5600	2.355532
							Office	25	123,148,424.49	16.58%	65	4.5800	1.768768
Illinois	2	3,633,844.99	0.49%	64	4.6938	1.476292
							Retail	17	206,003,552.33	27.73%	63	4.3579	1.852969
Louisiana	1	39,691,997.83	5.34%	62	3.9840	1.390700
							Self Storage	3	14,072,644.75	1.89%	63	4.6129	1.613383
Michigan	3	23,035,771.83	3.10%	65	4.8273	0.896308
							Totals	95	742,771,398.08	100.00%	64	4.5117	1.701962
Missouri	1	1,522,644.97	0.20%	64	4.7000	1.566900

Nebraska	1	11,150,788.02	1.50%	65	4.9900	1.920900

Nevada	1	19,010,221.11	2.56%	65	5.7700	0.789700

New Jersey	3	82,350,579.64	11.09%	64	4.5015	1.183541

New York	6	67,165,383.01	9.04%	64	4.6536	1.350687

North Carolina	1	13,311,368.11	1.79%	65	4.3550	1.996400

North Dakota	1	4,574,872.82	0.62%	63	4.6920	1.101500

Ohio	3	49,722,579.32	6.69%	64	4.5601	1.877792

Oregon	1	10,000,000.00	1.35%	64	3.6450	2.348200

Pennsylvania	2	23,548,823.34	3.17%	64	4.6930	1.722899

South Carolina	1	5,358,572.79	0.72%	62	4.9500	2.060200

Tennessee	2	28,087,551.35	3.78%	65	3.9064	2.604721

Texas	16	38,069,833.79	5.13%	65	4.4775	1.675515

Totals	95	742,771,398.08	100.00%	64	4.5117	1.701962

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	56,247,302.96	7.57%	65	4.4844	NAP	Defeased	3	56,247,302.96	7.57%	65	4.4844	NAP
	3.750% or less	3	25,000,000.00	3.37%	62	3.6525	3.201714	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	113,975,496.03	15.34%	63	3.9173	2.140258	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	9,145,000.00	1.23%	64	4.2300	2.615100	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	185,644,772.35	24.99%	65	4.3768	2.021038	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	180,267,338.52	24.27%	64	4.6133	1.792017	49 months or greater	49	686,524,095.12	92.43%	64	4.5139	1.721039
	4.751% to 5.000%	8	91,444,981.62	12.31%	63	4.8961	0.773304	Totals	52	742,771,398.08	100.00%	64	4.5117	1.701962
	5.001% to 5.250%	2	44,308,977.17	5.97%	58	5.1245	0.620455
	5.251% to 5.750%	1	17,727,308.32	2.39%	65	5.2910	1.251400
	5.751% or greater	1	19,010,221.11	2.56%	65	5.7700	0.789700
	Totals	52	742,771,398.08	100.00%	64	4.5117	1.701962
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	56,247,302.96	7.57%	65	4.4844	NAP	Defeased	3	56,247,302.96	7.57%	65	4.4844	NAP
	60 months or less	4	68,576,525.06	9.23%	58	4.7376	1.356399	Interest Only	21	256,495,000.00	34.53%	64	4.2682	2.123247
	61 months or greater	45	617,947,570.06	83.19%	64	4.4891	1.761505	239 months or less	1	1,522,644.97	0.20%	64	4.7000	1.566900
	Totals	52	742,771,398.08	100.00%	64	4.5117	1.701962	240 months to 300 months	6	102,223,617.52	13.76%	61	4.6791	1.466854
								301 months or greater	21	326,282,832.63	43.93%	64	4.6544	1.485214
								Totals	52	742,771,398.08	100.00%	64	4.5117	1.701962
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	56,247,302.96	7.57%	65	4.4844	NAP				None
Underwriter's Information		2	17,726,333.33	2.39%	64	4.2477	2.400719
	12 months or less	44	608,715,309.68	81.95%	63	4.5317	1.741521
	13 months to 24 months	1	35,000,000.00	4.71%	65	4.3550	1.060100
	25 months or greater	2	25,082,452.11	3.38%	65	4.4904	1.665915
	Totals	52	742,771,398.08	100.00%	64	4.5117	1.701962
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100797	MU	Morristown	NJ	Actual/360	4.355%	131,254.86	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	07/06/20
1A	883100798				Actual/360	4.355%	56,252.08	0.00	0.00	N/A	11/06/27	--	15,000,000.00	15,000,000.00	07/06/20
2	28001836	LO	Los Angeles	CA	Actual/360	5.114%	180,279.45	61,444.25	0.00	N/A	03/06/27	--	40,937,969.31	40,876,525.06	04/06/22
3	883100749	RT	Baton Rouge	LA	Actual/360	3.984%	136,372.39	58,989.88	0.00	N/A	08/01/27	--	39,750,987.71	39,691,997.83	06/01/22
4	310941783	Various Various		Various	Actual/360	4.355%	146,059.25	74,637.40	0.00	N/A	11/11/27	--	38,947,690.65	38,873,053.25	06/11/22
5	883100799	Various Various		Various	Actual/360	4.180%	109,916.77	0.00	0.00	N/A	11/05/27	--	30,537,149.00	30,537,149.00	06/05/22
6	28301154	OF	Various	Various	Actual/360	4.610%	110,075.75	43,896.90	0.00	N/A	10/06/27	--	27,728,829.60	27,684,932.70	06/06/22
7	310942386	LO	Savannah	GA	Actual/360	4.550%	96,035.23	39,024.81	0.00	N/A	11/11/27	--	24,510,942.59	24,471,917.78	06/11/22
8	28101155	RT	Canton	OH	Actual/360	4.681%	89,109.54	29,914.64	0.00	N/A	11/06/27	--	22,106,825.57	22,076,910.93	06/06/22
9	883100809	OF	Nashville	TN	Actual/360	3.790%	72,778.53	0.00	0.00	N/A	11/06/27	--	22,300,000.00	22,300,000.00	06/06/22
10	28001171	MU	New York	NY	Actual/360	4.370%	81,470.15	0.00	0.00	N/A	11/06/27	--	21,650,000.00	21,650,000.00	06/06/22
11	883100793	OF	Yardley	PA	Actual/360	4.598%	79,758.89	27,871.33	0.00	N/A	10/06/27	--	20,144,242.56	20,116,371.23	06/06/22
12	301741230	RT	Marlton	NJ	Actual/360	4.680%	79,299.74	26,774.72	0.00	N/A	10/06/27	--	19,677,354.36	19,650,579.64	06/06/22
13	301741236	OF	Las Vegas	NV	Actual/360	5.770%	94,572.94	23,857.97	0.00	N/A	11/06/27	--	19,034,079.08	19,010,221.11	06/06/22
14	309220014	LO	Berkeley	CA	Actual/360	4.820%	80,319.40	24,855.59	0.00	N/A	09/06/27	--	19,351,482.42	19,326,626.83	06/06/22
15	28001166	LO	Birmingham	AL	Actual/360	5.291%	80,879.80	24,521.92	0.00	N/A	11/06/27	--	17,751,830.24	17,727,308.32	06/06/22
16	301741233	IN	San Francisco	CA	Actual/360	4.310%	70,516.39	0.00	0.00	N/A	11/06/27	--	19,000,000.00	19,000,000.00	06/06/22
17	28001137	RT	Macedonia	OH	Actual/360	4.450%	67,137.11	23,532.27	0.00	N/A	09/06/27	--	17,520,375.40	17,496,843.13	06/06/22
18	301741223	RT	Wesley Chapel	FL	Actual/360	4.410%	64,462.56	0.00	0.00	N/A	09/06/27	--	16,975,000.00	16,975,000.00	06/06/22
19	301741211	MU	New York	NY	Actual/360	4.970%	68,475.56	0.00	0.00	N/A	08/06/27	--	16,000,000.00	16,000,000.00	08/06/21
21	309221021	RT	Torrance	CA	Actual/360	3.658%	38,656.08	0.00	0.00	N/A	06/01/27	--	12,273,666.67	12,273,666.67	06/01/22
21A	309220021				Actual/360	3.658%	8,586.62	0.00	0.00	N/A	06/01/27	--	2,726,333.33	2,726,333.33	06/01/22
22	28001150	SS	Hallandale Beach	FL	Actual/360	4.586%	52,155.96	17,142.85	0.00	N/A	10/06/27	--	13,207,197.20	13,190,054.35	06/06/22
23	301741234	MF	Staten Island	NY	Actual/360	4.820%	56,032.50	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	06/06/22
24	600940874	LO	Plymouth	MI	Actual/360	4.990%	53,328.98	16,914.61	0.00	N/A	11/11/27	--	12,410,908.59	12,393,993.98	06/11/21
25	301741237	OF	Shrewsbury	NJ	Actual/360	5.120%	55,267.96	15,475.36	0.00	N/A	11/06/27	--	12,535,574.97	12,520,099.61	06/06/22
26	301741219	RT	North Bergen	NJ	Actual/360	4.802%	52,515.21	0.00	0.00	N/A	06/06/27	--	12,700,000.00	12,700,000.00	06/06/22
27	410939804	RT	Dublin	CA	Actual/360	4.410%	43,747.10	18,921.87	0.00	N/A	10/11/27	--	11,519,972.58	11,501,050.71	06/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	301741235	LO	Omaha	NE	Actual/360	4.990%	47,984.62	16,360.66	0.00	N/A	11/06/27	--	11,167,148.68	11,150,788.02	06/06/22
29	309220029	IN	Simi Valley	CA	Actual/360	3.942%	39,206.48	0.00	0.00	N/A	10/06/27	--	11,550,000.00	11,550,000.00	06/06/22
30	883100778	RT	Palm Desert	CA	Actual/360	3.830%	32,234.59	25,318.42	0.00	N/A	09/06/27	--	9,773,816.62	9,748,498.20	06/06/22
31	883100794	IN	Elyria	OH	Actual/360	4.487%	39,276.35	16,374.10	0.00	N/A	11/06/27	--	10,165,199.36	10,148,825.26	06/06/22
32	301741227	MU	Portland	OR	Actual/360	3.645%	31,387.50	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	06/06/22
33	883100784	RT	Chandler	AZ	Actual/360	4.230%	33,310.66	0.00	0.00	N/A	10/06/27	--	9,145,000.00	9,145,000.00	06/06/22
34	301741228	MU	Los Angeles	CA	Actual/360	4.683%	33,580.84	13,004.65	0.00	N/A	10/06/27	--	8,327,377.03	8,314,372.38	06/06/22
35	410941588	RT	Brooklyn	NY	Actual/360	4.590%	34,189.12	0.00	0.00	N/A	10/11/27	--	8,650,000.00	8,650,000.00	06/11/22
36	309220036	IN	Irvine	CA	Actual/360	3.942%	28,853.25	0.00	0.00	N/A	10/06/27	--	8,500,000.00	8,500,000.00	06/06/22
37	309220037	IN	Concord	CA	Actual/360	3.942%	28,683.52	0.00	0.00	N/A	10/06/27	--	8,450,000.00	8,450,000.00	06/06/22
38	410941547	SS	Amityville	NY	Actual/360	4.570%	29,031.41	11,836.83	0.00	N/A	09/11/27	--	7,377,219.84	7,365,383.01	06/11/22
39	309220039	OF	Anaheim	CA	Actual/360	4.543%	30,513.82	0.00	0.00	N/A	11/06/27	--	7,800,000.00	7,800,000.00	06/06/22
40	410939146	RT	Orange	CA	Actual/360	4.510%	29,127.08	0.00	0.00	N/A	11/11/27	--	7,500,000.00	7,500,000.00	06/11/22
41	410941786	SS	Clarkston	MI	Actual/360	4.660%	26,954.19	9,827.65	0.00	N/A	10/11/27	--	6,717,089.39	6,707,261.74	06/11/22
42	309220042	IN	Rancho Santa Margarit	CA	Actual/360	3.942%	23,388.10	0.00	0.00	N/A	10/06/27	--	6,890,000.00	6,890,000.00	06/06/22
43	309220043	IN	Santa Clarita	CA	Actual/360	3.942%	23,235.35	0.00	0.00	N/A	10/06/27	--	6,845,000.00	6,845,000.00	06/06/22
44	301741213	LO	Bluffton	SC	Actual/360	4.950%	22,892.10	12,008.74	0.00	N/A	08/06/27	--	5,370,581.53	5,358,572.79	06/06/22
45	28001124	RT	Garden Grove	CA	Actual/360	4.612%	20,894.62	7,340.28	0.00	N/A	08/06/27	--	5,261,214.11	5,253,873.83	06/06/22
46	883100781	MU	West Fargo	ND	Actual/360	4.692%	18,513.05	7,187.54	0.00	N/A	09/06/27	--	4,582,060.36	4,574,872.82	06/06/22
47	410941723	RT	Fresno	CA	Actual/360	4.540%	18,179.74	6,509.90	0.00	N/A	10/11/27	--	4,650,211.28	4,643,701.38	06/11/22
48	883100785	LO	Marshall	MI	Actual/360	4.600%	15,621.27	9,141.93	0.00	N/A	10/06/27	--	3,943,658.04	3,934,516.11	06/06/22
49	28001148	RT	Dunmore	PA	Actual/360	5.250%	15,550.19	7,221.22	0.00	N/A	11/06/27	--	3,439,673.33	3,432,452.11	06/06/22
50	410941278	RT	Kirkwood	MO	Actual/360	4.700%	6,184.33	5,398.60	0.00	N/A	10/11/27	--	1,528,043.57	1,522,644.97	06/11/22
52	28001168	RT	East Peoria	IL	Actual/360	4.910%	4,291.48	0.00	0.00	11/06/27	11/06/32	--	1,015,000.00	1,015,000.00	06/06/22
Totals							2,888,400.46	675,306.89	0.00				743,446,704.97	742,771,398.08
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,381,776.31	0.00	--	--	--	0.00	25,142.03	621,920.48	621,920.48	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	10,775.16	266,537.34	266,537.34	0.00	0.00
2	7,662,445.00	0.00	--	--	--	0.00	0.00	241,216.42	483,100.28	0.00	0.00
3	27,473,512.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,824,289.37	1,599,900.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	17,068,992.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,519,670.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,693,218.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,702,068.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	827,337.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,474,758.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,641,399.99	675,015.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,531,816.10	344,649.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	228,705.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,774,310.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,206,826.70	738,285.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,204,980.78	1,086,931.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,702,240.90	445,786.29	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	628,688.51	0.00	--	--	--	0.00	0.00	602,419.99	602,419.99	0.00	0.00
21	54,501,265.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,192,305.70	276,167.83	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	6,346.16	0.00
24	(336,011.71)	0.00	--	--	--	0.00	0.00	419,602.03	419,602.03	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	3,578,376.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,438,908.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,485,752.01	1,651,118.63	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,273,849.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,299,261.30	362,684.26	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,005,276.45	518,603.94	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,054,907.46	225,912.52	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,089,949.70	267,898.10	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,143,793.71	298,376.09	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	379,056.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	875,491.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	959,789.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	459,421.30	189,177.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	828,945.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	257,209.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	778,407.65	192,269.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	887,042.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	825,621.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	958,564.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	616,316.72	161,278.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	369,564.19	90,810.33	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	143,073.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,225,815.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	392,335.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	168,358.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	94,949.42	47,474.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	179,098,654.38	10,568,318.86				0.00	35,917.19	2,151,696.26	2,393,580.12	6,346.16	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	1	40,876,525.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511659%	4.477296%	64
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	1	40,937,969.31	0	0.00	1	2,168,995.41	4.511785%	4.477415%	65
04/18/22	0	0.00	0	0.00	1	14,150,288.34	0	0.00	1	14,150,288.34	0	0.00	0	0.00	0	0.00	4.525511%	4.486814%	65
03/17/22	0	0.00	0	0.00	2	55,245,521.85	0	0.00	1	14,179,697.03	0	0.00	0	0.00	0	0.00	4.525648%	4.476976%	66
02/17/22	0	0.00	0	0.00	2	55,359,049.40	0	0.00	1	14,215,153.01	0	0.00	0	0.00	0	0.00	4.525834%	4.477141%	67
01/18/22	0	0.00	0	0.00	2	55,448,438.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.525969%	4.460826%	68
12/17/21	0	0.00	0	0.00	2	55,537,432.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526103%	4.455705%	69
11/18/21	0	0.00	0	0.00	2	55,633,951.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526252%	4.455859%	70
10/18/21	0	0.00	0	0.00	3	68,257,895.26	0	0.00	0	0.00	1	12,535,768.82	0	0.00	0	0.00	4.526384%	4.461873%	71
09/17/21	0	0.00	0	0.00	3	68,371,664.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526532%	4.462028%	72
08/17/21	0	0.00	0	0.00	3	68,475,257.57	0	0.00	0	0.00	0	0.00	0	0.00	1	1,125,753.67	4.526662%	4.462164%	73
07/16/21	0	0.00	0	0.00	3	68,578,394.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526943%	4.462524%	74
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	28001836	04/06/22	1	1	241,216.42	483,100.28	0.00	41,004,943.62	12/10/20	1
Totals					241,216.42	483,100.28	0.00	41,004,943.62

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		68,576,525	27,700,000	40,876,525		0
> 60 Months		674,194,873	674,194,873	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	742,771,398	701,894,873	40,876,525	0	0	0
May-22	743,446,705	743,446,705	0	0	0	0
Apr-22	758,326,608	744,176,320	0	0	0	14,150,288
Mar-22	759,025,718	703,780,196	0	0	41,065,825	14,179,697
Feb-22	759,899,791	704,540,742	0	0	41,143,896	14,215,153
Jan-22	760,592,585	705,144,146	0	0	55,448,439	0
Dec-21	761,282,601	705,745,168	0	0	55,537,433	0
Nov-21	762,029,382	706,395,431	0	0	55,633,952	0
Oct-21	762,713,636	694,455,741	0	0	68,257,895	0
Sep-21	763,454,863	695,083,198	0	0	68,371,665	0
Aug-21	764,133,401	695,658,143	0	0	68,475,258	0
Jul-21	765,936,650	697,358,256	0	0	68,578,395	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	28001836	40,876,525.06	41,004,943.62	182,000,000.00	04/26/21	5,363,068.00	0.56110	12/31/21	03/06/27	296
Totals		40,876,525.06	41,004,943.62	182,000,000.00		5,363,068.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	28001836	LO	CA	12/10/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	883100797	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/20	05/10/21
1A	883100798	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/20	05/10/21
2	28001836	0.00	5.11400%	0.00	5.11400%	8	02/25/22	02/25/22	--
19	301741211	16,000,000.00	4.97000%	0.00	4.97000%	10	05/28/21	10/06/20	06/11/21
24	600940874	16,000,000.00	4.99000%	16,000,000.00	4.99000%	10	09/29/21	09/29/21	--
27	410939804	11,919,047.74	4.41000%	11,919,047.74	4.41000%	10	08/14/20	06/11/20	09/11/20
35	410941588	0.00	4.59000%	0.00	4.59000%	8	11/13/20	07/30/20	--
Totals		43,919,047.74		27,919,047.74
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	310941491 05/17/22	14,150,288.34	18,800,000.00	11,362,502.08	9,161,905.63	11,362,502.08	2,200,596.45	11,949,691.89	0.00	0.00	11,949,691.89	76.60%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,150,288.34	18,800,000.00	11,362,502.08	9,161,905.63	11,362,502.08	2,200,596.45	11,949,691.89	0.00	0.00	11,949,691.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	310941491	05/17/22	0.00	0.00	11,949,691.89	0.00	0.00	11,949,691.89	0.00	0.00	11,949,691.89
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,949,691.89	0.00	0.00	11,949,691.89	0.00	0.00	11,949,691.89

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	1,312.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	0.00	0.00	562.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	8,813.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	1,054.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	342.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	702.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	170.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,813.04	0.00	4,144.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,957.90

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Supplemental Notes
Revision December 2021
The Distribution Date Statement is being revised to resolve technical issues that produced blank pages.

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